Note 4 - Fair Value Measurements (Details Textual) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Fair Value, Inputs, Level 3 [Member]
Available-for-sale Securities	$ 0	$ 0
Available-for-sale Securities	$ 129,295,000	$ 146,520,000